UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza
         Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     January 10, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $43,595 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      388     7300 SH       7300                        0        0     7300
AGNICO EAGLE MINES LTD         COM              008474108      325     6200 SH       6200                        0        0     6200
AMICUS THERAPEUTICS INC        COM              03152W109      142    53000 SH       53000                       0        0    53000
APPLE INC                      COM              037833100      367      690 SH       690                         0        0      690
BRISTOL MYERS SQUIBB CO        COM              110122108     1354    41556 SH       41556                       0        0    41556
CALPINE CORP                   COM NEW          131347304     1713    94500 SH       94500                       0        0    94500
CENTRAL FD CDA LTD             CL A             153501101      799    38000 SH       38000                       0        0    38000
EMAGIN CORP                    COM NEW          29076N206       46    13000 SH       13000                       0        0    13000
EXXON MOBIL CORP               COM              30231G102      259     2990 SH       2990                        0        0     2990
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3250   138016 SH       138016                      0        0   138016
FORD MTR CO DEL                COM PAR $0.01    345370860      601    46400 SH       46400                       0        0    46400
GENERAL DYNAMICS CORP          COM              369550108      409     5900 SH       5900                        0        0     5900
GENERAL ELECTRIC CO            COM              369604103     2042    97300 SH       97300                       0        0    97300
GENERAL MTRS CO                COM              37045V100     2229    77300 SH       77300                       0        0    77300
GULF ISLAND FABRICATION INC    COM              402307102      584    24300 SH       24300                       0        0    24300
HEWLETT PACKARD CO             COM              428236103      157    11000 SH       11000                       0        0    11000
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1196   163570 SH       163570                      0        0   163570
IEC ELECTRS CORP NEW           COM              44949L105      135    20000 SH       20000                       0        0    20000
INTEL CORP                     COM              458140100     2225   107929 SH       107929                      0        0   107929
INTEST CORP                    COM              461147100       28    10000 SH       10000                       0        0    10000
JOHNSON & JOHNSON              COM              478160104     1366    19482 SH       19482                       0        0    19482
LEUCADIA NATL CORP             COM              527288104     1596    67100 SH       67100                       0        0    67100
MACK CALI RLTY CORP            COM              554489104     1875    71800 SH       71800                       0        0    71800
MICROSOFT CORP                 COM              594918104     2196    82235 SH       82235                       0        0    82235
NEWMONT MINING CORP            COM              651639106     1644    35400 SH       35400                       0        0    35400
NVIDIA CORP                    COM              67066G104     1179    96200 SH       96200                       0        0    96200
PENNS WOODS BANCORP INC        COM              708430103      555    14840 SH       14840                       0        0    14840
PFIZER INC                     COM              717081103      288    11500 SH       11500                       0        0    11500
PICO HLDGS INC                 COM NEW          693366205     2103   103733 SH       103733                   2000        0   101733
PLUM CREEK TIMBER CO INC       COM              729251108     1966    44300 SH       44300                       0        0    44300
QUALCOMM INC                   COM              747525103     2541    41075 SH       41075                       0        0    41075
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      226    16836 SH       16836                       0        0    16836
SENECA FOODS CORP NEW          CL B             817070105     1819    60621 SH       60621                    3835        0    56786
SENECA FOODS CORP NEW          CL A             817070501     1783    58656 SH       58656                   14470        0    44186
SMTC CORP                      COM NEW          832682207       24    10000 SH       10000                       0        0    10000
STEEL DYNAMICS INC             COM              858119100      553    40300 SH       40300                       0        0    40300
SUPPORT COM INC                COM              86858W101       42    10000 SH       10000                       0        0    10000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2274    60893 SH       60893                       0        0    60893
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874      337     6900 SH       6900                        0        0     6900
VISTA GOLD CORP                COM NEW          927926303      350   129663 SH       129663                   9997        0   119666
VULCAN MATLS CO                COM              929160109      297     5700 SH       5700                        0        0     5700
YUM BRANDS INC                 COM              988498101      332     5000 SH       5000                        0        0     5000